Business Combinations - Fair value of the identifiable assets acquired and liabilities assumed on the acquisition date (Details)		12 Months Ended
	Apr. 03, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Business Acquisition [Line Items]
Exchange rate used (RMB/USD)		7.03	6.83	6.51	6.77	7.03
Goodwill		$ 5,185,866	$ 0		$ 5,185,866
Total consideration paid		$ 2,658,909	$ 0	$ 0
JMC
Business Acquisition [Line Items]
Exchange rate used (RMB/USD)	0.14104
Cash and cash equivalents	$ 852,145
Other current assets	9,924,263
Plant and equipment	11,648
Goodwill	5,166,271
Other noncurrent assets	481,062
Total assets	16,435,389
Total liabilities	(11,221,842)
Net assets of JMC	5,213,547
Less: fair value of non-controlling interest	(2,554,638)
Total consideration paid	$ 2,658,909